Note 4 - Accounts Receivable and Prepaid Expenses - Schedule of Accounts Receivable and Prepaid Expenses (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Accounts receivable (Note 10(b))	$ 100,209	$ 300,700
Prepaid expenses	60,508	103,716
Total accounts receivable and prepaid expenses	$ 160,717	$ 404,416